OTHER PREPAID EXPENSES AND CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
OTHER PREPAID EXPENSES AND CURRENT ASSETS
3	OTHER PREPAID EXPENSES AND CURRENT ASSETS

Other prepaid expenses and current assets consist of the following:

		December 31,
		2010	2011	2011
		RMB	RMB	US$

Advances to employees		3,562	6,855	1,089
Prepaid advertising		4,508	3,581	569
Prepaid utilities and network expenses		8,188	11,142	1,770
Utility and other deposits		4,025	3,963	630
Receivables from managed hotels	Note (a)	4,900	11,965	1,901
Receivables from landlords (see Note 4)	Note (b)	5,500	6,728	1,069
Amounts due from option plan administrator	Note (c)	2,369	61	10
Prepaid maintenance & cleaning		1,124	3,460	550
Prepayment for hotel supplies		1,316	1,671	265
Prepaid rent for employee dormitory		1,411	1,703	271
Other		5,224	7,121	1,131

Total other prepaid expenses and current assets		42,127	58,250	9,255

Less: allowance for doubtful accounts	Note (b)	-	(5,700)	(906)

Other prepaid expenses and current assets, net		42,127	52,550	8,349

Notes:

(a)	Amounts represent primarily amount paid on behalf of managed hotels for procurement of daily hotel supplies and materials for hotel renovation projects.
(b)	Amount represents compensation receivables due from the landlords for early termination of leases and from adjudicated claim in relation to the cancellation of equity transfer agreement to acquire a hotel. As of December 31, 2010 and 2011, the Group recorded compensation receivables of RMB5.5 million and RMB1.0 million (US$0.2), respectively, for early termination of lease due to the demolition of the properties. In 2011, the Group recognized RMB5.7 million receivable in relation to an adjudicated claim against a third party for a lawsuit. As of December 31, 2011, the Group made a full allowance for the receivable from the adjudicated claim.
(c)	Amount represents receivables from option plan administrator relating to exercise of employee share options as of December 31, 2010 and 2011.

The following table presents the movement of allowance for doubtful accounts for the years ended December 31, 2009, 2010 and 2011.

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Balance at the beginning of the year	-	-	-	-
Additions charged to bad debt expense for the year	-	-	(5,700)	(906)
Balance at the end of the year	-	-	(5,700)	(906)